Summary of Income Statement Information Under The Equity Method Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	$ 4,205	$ 111,847	$ 107,795
Cost of operations	1,192	87,335	105,465
Gross profit	3,013	24,512	2,330
Net loss	$ (29,607)	$ (8,609)	$ (38,245)